Composition of Trade accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related parties	$ 852	$ 801
Total trade accounts receivables	141,910	223,740
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	147,619	227,265
Related parties	852	801
Total trade accounts receivables	148,471	228,066
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Impairment of trade accounts receivables	$ (6,561)	$ (4,326)